Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Hartford Series Fund Inc
Entity Central Index Key	0001053425
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000008596 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Balanced HLS Fund
Class Name	Class IA
Trading Symbol	HADAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Balanced HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$67	0.63%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 67	[1]
Expense Ratio, Percent	0.63%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the twelve-month period ending December 31, 2024, with the S&P 500 Index reaching new highs, driven by the performance of a select group of artificial intelligence (AI) related, mega-cap technology companies. Most fixed income sectors generated positive total returns during the trailing twelve-months ended December 31, 2024, as coupon income and spread tightening helped offset the impact of rising United States Treasury yields. Most spread sectors produced positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 60% S&P 500 Index/ 35% Bloomberg US Government/Credit Bond Index/ 5% ICE BofA US 3-Month Treasury Bill Index (the "Blended Benchmark"), for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  Equity security selection within the Financials, Energy, and Healthcare sectors contributed positively to relative performance.
  Within the equity portion of the Fund, the Fund’s overweight to the Financials sector and underweight allocation to the Materials sector also contributed to relative performance.
  Top equity contributors over the period were overweight positions in Targa Resources (Energy), Broadcom (Information Technology) and Corning (Information Technology).
  In the fixed income portion of the Fund, security selection within Investment-Grade Corporate Credit was the primary contributor to relative performance, particularly within the Industrials, Utilities, and Financials sectors. An overweight to Financial Institutions also contributed to relative returns. Within Non-Corporate Credit, security selection within Taxable Municipal Bonds contributed to relative performance over the period.
  Overweight allocation to and security selection within Asset-Backed Securities (ABS) had a positive impact on relative performance. Duration and yield curve positioning had a positive impact on relative performance over the period.
Top Detractors to Performance
  Within the equity portion of the Fund, security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Consumer Discretionary, and Industrials sectors.
  Sector allocation, a result of our bottom-up stock selection process, was also a relative detractor in the equity portion of the Fund during the period due to the Fund’s overweight allocation to the Healthcare sector and underweight allocation to the Information Technology sector.
  The largest equity detractors over the period were not owning S&P 500 Index constituents NVIDIA (Information Technology) and Meta Platforms (Communication Services), as well as an overweight position in Elevance Health (Healthcare).
  In the fixed income portion of the Fund, an underweight to the Industrials sector detracted from performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative indices. Performance information for the Fund in the graph and table reflects fee waivers, if any.  Absent any applicable waivers, performance would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IA	11.21%	8.09%	7.75%
Blended Benchmark	15.25%	8.88%	8.61%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg US Government/Credit Bond Index	1.18%	(0.21)%	1.50%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,648,620,113
Holdings Count | Holding	494
Advisory Fees Paid, Amount	$ 10,193,370
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of December 31, 2024
Fund's net assets	$1,648,620,113
Total number of portfolio holdings (excluding derivatives, if any)	494
Total investment management fees paid	$10,193,370
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	50%

Holdings [Text Block]
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	64.6%
U.S. Government Securities	20.9%
Corporate Bonds	10.4%
Asset & Commercial Mortgage-Backed Securities	1.0%
Municipal Bonds	0.5%
U.S. Government Agencies^	0.5%
Foreign Government Obligations	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.5%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000008597 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Balanced HLS Fund
Class Name	Class IB
Trading Symbol	HAIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Balanced HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$93	0.88%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 93	[2]
Expense Ratio, Percent	0.88%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the twelve-month period ending December 31, 2024, with the S&P 500 Index reaching new highs, driven by the performance of a select group of artificial intelligence (AI) related, mega-cap technology companies. Most fixed income sectors generated positive total returns during the trailing twelve-months ended December 31, 2024, as coupon income and spread tightening helped offset the impact of rising United States Treasury yields. Most spread sectors produced positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 60% S&P 500 Index/ 35% Bloomberg US Government/Credit Bond Index/ 5% ICE BofA US 3-Month Treasury Bill Index (the "Blended Benchmark"), for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  Equity security selection within the Financials, Energy, and Healthcare sectors contributed positively to relative performance.
  Within the equity portion of the Fund, the Fund’s overweight to the Financials sector and underweight allocation to the Materials sector also contributed to relative performance.
  Top equity contributors over the period were overweight positions in Targa Resources (Energy), Broadcom (Information Technology) and Corning (Information Technology).
  In the fixed income portion of the Fund, security selection within Investment-Grade Corporate Credit was the primary contributor to relative performance, particularly within the Industrials, Utilities, and Financials sectors. An overweight to Financial Institutions also contributed to relative returns. Within Non-Corporate Credit, security selection within Taxable Municipal Bonds contributed to relative performance over the period.
  Overweight allocation to and security selection within Asset-Backed Securities (ABS) had a positive impact on relative performance. Duration and yield curve positioning had a positive impact on relative performance over the period.
Top Detractors to Performance
  Within the equity portion of the Fund, security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Consumer Discretionary, and Industrials sectors.
  Sector allocation, a result of our bottom-up stock selection process, was also a relative detractor in the equity portion of the Fund during the period due to the Fund’s overweight allocation to the Healthcare sector and underweight allocation to the Information Technology sector.
  The largest equity detractors over the period were not owning S&P 500 Index constituents NVIDIA (Information Technology) and Meta Platforms (Communication Services), as well as an overweight position in Elevance Health (Healthcare).
  In the fixed income portion of the Fund, an underweight to the Industrials sector detracted from performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative indices. Performance information for the Fund in the graph and table reflects fee waivers, if any.  Absent any applicable waivers, performance would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IB	10.94%	7.83%	7.48%
Blended Benchmark	15.25%	8.88%	8.61%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg US Government/Credit Bond Index	1.18%	(0.21)%	1.50%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,648,620,113
Holdings Count | Holding	494
Advisory Fees Paid, Amount	$ 10,193,370
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of December 31, 2024
Fund's net assets	$1,648,620,113
Total number of portfolio holdings (excluding derivatives, if any)	494
Total investment management fees paid	$10,193,370
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	50%

Holdings [Text Block]
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	64.6%
U.S. Government Securities	20.9%
Corporate Bonds	10.4%
Asset & Commercial Mortgage-Backed Securities	1.0%
Municipal Bonds	0.5%
U.S. Government Agencies^	0.5%
Foreign Government Obligations	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.5%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000008598 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Healthcare HLS Fund
Class Name	Class IA
Trading Symbol	HIAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Healthcare HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$93	0.93%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 93	[3]
Expense Ratio, Percent	0.93%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending December 31, 2024, with the S&P 500 Index reaching new highs, driven by the performance of a select group of artificial intelligence (AI) related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives. Fund performance described below is relative to the Fund’s performance index, the S&P Composite 1500 Health Care Index, for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  Security selection within the large-cap Biopharma and small-cap Biopharma subsectors contributed positively to relative performance.
  Top individual contributors over the period were not owning benchmark constituent CVS Health (Healthcare Services), an overweight to Boston Scientific (Medical Technology) and the Fund’s out-of-benchmark position in Argenx (large-cap Biopharma).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Healthcare Services and mid-cap Biopharma subsectors.
  Sector allocation, a result of the team’s bottom-up stock selection process, was a modest detractor to relative performance during the period, largely due to the Fund’s underweight allocation to the Medical Technology sector.
  The largest individual detractors over the period were an overweight position in Acadia Healthcare (Healthcare Services), the Fund’s out-of-benchmark position in agilon health (Healthcare Services), and an overweight in Dexcom (Medical Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Period Ended December 31, 2024	1 Year	5 Years	10 Years
Class IA	0.39%	4.67%	7.58%
S&P Composite 1500 Health Care Index	2.81%	7.70%	9.18%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 117,615,958
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 1,168,859
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of December 31, 2024
Fund's net assets	$117,615,958
Total number of portfolio holdings (excluding derivatives, if any)	99
Total investment management fees paid	$1,168,859
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	27.0%
Health Care Providers & Services	23.8%
Biotechnology	22.0%
Health Care Equipment & Services & Supplies	16.0%
Life Sciences Tools & Services	10.3%
Health Care Technology	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008599 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Healthcare HLS Fund
Class Name	Class IB
Trading Symbol	HBGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Healthcare HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$118	1.18%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 118	[4]
Expense Ratio, Percent	1.18%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending December 31, 2024, with the S&P 500 Index reaching new highs, driven by the performance of a select group of artificial intelligence (AI) related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives. Fund performance described below is relative to the Fund’s performance index, the S&P Composite 1500 Health Care Index, for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  Security selection within the large-cap Biopharma and small-cap Biopharma subsectors contributed positively to relative performance.
  Top individual contributors over the period were not owning benchmark constituent CVS Health (Healthcare Services), an overweight to Boston Scientific (Medical Technology) and the Fund’s out-of-benchmark position in Argenx (large-cap Biopharma).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Healthcare Services and mid-cap Biopharma subsectors.
  Sector allocation, a result of the team’s bottom-up stock selection process, was a modest detractor to relative performance during the period, largely due to the Fund’s underweight allocation to the Medical Technology sector.
  The largest individual detractors over the period were an overweight position in Acadia Healthcare (Healthcare Services), the Fund’s out-of-benchmark position in agilon health (Healthcare Services), and an overweight in Dexcom (Medical Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Period Ended December 31, 2024	1 Year	5 Years	10 Years
Class IB	0.19%	4.41%	7.32%
S&P Composite 1500 Health Care Index	2.81%	7.70%	9.18%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 117,615,958
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 1,168,859
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of December 31, 2024
Fund's net assets	$117,615,958
Total number of portfolio holdings (excluding derivatives, if any)	99
Total investment management fees paid	$1,168,859
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	27.0%
Health Care Providers & Services	23.8%
Biotechnology	22.0%
Health Care Equipment & Services & Supplies	16.0%
Life Sciences Tools & Services	10.3%
Health Care Technology	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008612 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Opportunities HLS Fund
Class Name	Class IA
Trading Symbol	HIAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford International Opportunities HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$79	0.76%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 79	[5]
Expense Ratio, Percent	0.76%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the twelve-month period ending December 31, 2024, with the MSCI ACWI ex USA Index (Net) reaching new highs, driven by strong earnings from select mega-cap tech companies. Declining inflation in the United States (U.S.), European Union, and United Kingdom allowed central banks to begin easing policy rates. Japan faced political and economic uncertainty, while China’s rebound was limited by its property sector. In November, Donald Trump won the presidential election, and the anticipated changes from the new U.S. administration reverberated globally, impacting foreign policy, trade dynamics, inflation, and economic growth. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Consumer Discretionary, Communication Services, and Materials sectors.
  Top individual contributors over the period were overweight positions in Spotify Technology (Communication Services), Taiwan Semiconductor Manufacturing (Information Technology), and Tencent Holdings (Communication Services).
  Sector allocation, a result of the team’s bottom-up stock selection process, also contributed to relative performance, mainly driven by the Fund’s underweight allocation to the Materials and Consumer Staples sectors, along with an overweight allocation to the Information Technology sector.
Top Detractors to Performance
  Security selection within the Financials, Utilities, and Information Technology sectors detracted from relative results during the period.
  The largest individual detractors over the period were overweight positions in RWE (Utilities), Infineon Technologies (Information Technology), and Localiza Rent A Car (Industrials).
  An underweight allocation to the Financials sector and an overweight allocation to the Energy sector detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IA	8.40%	5.18%	5.50%
MSCI ACWI ex USA Index (Net)	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 825,917,475
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 6,240,585
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of December 31, 2024
Fund's net assets	$825,917,475
Total number of portfolio holdings (excluding derivatives, if any)	87
Total investment management fees paid	$6,240,585
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.7%
Germany	12.9%
United Kingdom	11.5%
Canada	9.2%
United States	7.8%
France	7.3%
China	6.1%
Taiwan	4.3%
Netherlands	4.0%
India	3.5%
Other**	16.9%
Short-Term Investments	0.7%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000008613 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Opportunities HLS Fund
Class Name	Class IB
Trading Symbol	HBIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford International Opportunities HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$105	1.01%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 105	[6]
Expense Ratio, Percent	1.01%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the twelve-month period ending December 31, 2024, with the MSCI ACWI ex USA Index (Net) reaching new highs, driven by strong earnings from select mega-cap tech companies. Declining inflation in the United States (U.S.), European Union, and United Kingdom allowed central banks to begin easing policy rates. Japan faced political and economic uncertainty, while China’s rebound was limited by its property sector. In November, Donald Trump won the presidential election, and the anticipated changes from the new U.S. administration reverberated globally, impacting foreign policy, trade dynamics, inflation, and economic growth. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Consumer Discretionary, Communication Services, and Materials sectors.
  Top individual contributors over the period were overweight positions in Spotify Technology (Communication Services), Taiwan Semiconductor Manufacturing (Information Technology), and Tencent Holdings (Communication Services).
  Sector allocation, a result of the team’s bottom-up stock selection process, also contributed to relative performance, mainly driven by the Fund’s underweight allocation to the Materials and Consumer Staples sectors, along with an overweight allocation to the Information Technology sector.
Top Detractors to Performance
  Security selection within the Financials, Utilities, and Information Technology sectors detracted from relative results during the period.
  The largest individual detractors over the period were overweight positions in RWE (Utilities), Infineon Technologies (Information Technology), and Localiza Rent A Car (Industrials).
  An underweight allocation to the Financials sector and an overweight allocation to the Energy sector detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IB	8.08%	4.91%	5.24%
MSCI ACWI ex USA Index (Net)	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 825,917,475
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 6,240,585
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of December 31, 2024
Fund's net assets	$825,917,475
Total number of portfolio holdings (excluding derivatives, if any)	87
Total investment management fees paid	$6,240,585
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.7%
Germany	12.9%
United Kingdom	11.5%
Canada	9.2%
United States	7.8%
France	7.3%
China	6.1%
Taiwan	4.3%
Netherlands	4.0%
India	3.5%
Other**	16.9%
Short-Term Investments	0.7%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000008616 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford MidCap HLS Fund
Class Name	Class IA
Trading Symbol	HIMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford MidCap HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$77	0.75%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 77	[7]
Expense Ratio, Percent	0.75%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the twelve-month period ending December 31, 2024, with the S&P 500 Index reaching new highs, driven by the performance of a select group of artificial intelligence (AI) related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda. Fund performance described below is relative to the Fund’s prior performance index, the S&P MidCap 400 Index, for the trailing twelve-month period ended December 31, 2024. Effective December 31, 2024, the Fund changed its performance index to the Russell Midcap Growth Index.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance during the period driven by the Fund’s overweight allocation to the Information Technology sector and underweight allocations to the Materials and Real Estate sectors.
  Security selection within the Energy, Utilities, and Consumer Discretionary sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Targa Resources (Energy), Axon Enterprise (Industrials), and Palantir Technologies (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Information Technology, Healthcare, and Financials sectors.
  An overweight allocation to the Healthcare sector, and an underweight to the Financials sector detracted from relative performance.
  The largest individual detractors over the period were not holding Super Micro Computers (Information Technology) and our out-of-benchmark allocations to Dexcom (Healthcare) and MongoDB (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IA	6.28%	4.91%	8.27%
Russell Midcap Growth Index	22.10%	11.47%	11.54%
Russell 3000 Index	23.81%	13.86%	12.55%
S&P MidCap 400 Index	13.93%	10.34%	9.68%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Performance Table Market Index Changed [Text Block]
Effective December 31, 2024, the Russell Midcap Growth Index replaced the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.

Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 832,993,496
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 6,869,921
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of December 31, 2024
Fund's net assets	$832,993,496
Total number of portfolio holdings (excluding derivatives, if any)	85
Total investment management fees paid	$6,869,921
Portfolio turnover rate	75%

Holdings [Text Block]
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.0%
Industrials	19.3%
Consumer Discretionary	15.7%
Financials	12.0%
Health Care	9.9%
Energy	4.5%
Utilities	2.9%
Communication Services	2.6%
Consumer Staples	2.4%
Real Estate	0.7%
Materials	0.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks were modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.
For more complete information, you may review the Fund’s current prospectus dated April 29, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at hartfordfunds.com/reports‑hls, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks were modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.

Material Fund Change Risks Change [Text Block]
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks were modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated April 29, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at hartfordfunds.com/reports‑hls, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hls
C000008617 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford MidCap HLS Fund
Class Name	Class IB
Trading Symbol	HBMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford MidCap HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$103	1.00%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 103	[8]
Expense Ratio, Percent	1.00%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the twelve-month period ending December 31, 2024, with the S&P 500 Index reaching new highs, driven by the performance of a select group of artificial intelligence (AI) related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda. Fund performance described below is relative to the Fund’s prior performance index, the S&P MidCap 400 Index, for the trailing twelve-month period ended December 31, 2024. Effective December 31, 2024, the Fund changed its performance index to the Russell Midcap Growth Index.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance during the period driven by the Fund’s overweight allocation to the Information Technology sector and underweight allocations to the Materials and Real Estate sectors.
  Security selection within the Energy, Utilities, and Consumer Discretionary sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Targa Resources (Energy), Axon Enterprise (Industrials), and Palantir Technologies (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Information Technology, Healthcare, and Financials sectors.
  An overweight allocation to the Healthcare sector, and an underweight to the Financials sector detracted from relative performance.
  The largest individual detractors over the period were not holding Super Micro Computers (Information Technology) and our out-of-benchmark allocations to Dexcom (Healthcare) and MongoDB (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IB	6.03%	4.65%	8.00%
Russell Midcap Growth Index	22.10%	11.47%	11.54%
Russell 3000 Index	23.81%	13.86%	12.55%
S&P MidCap 400 Index	13.93%	10.34%	9.68%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Performance Table Market Index Changed [Text Block]
Effective December 31, 2024, the Russell Midcap Growth Index replaced the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.

Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 832,993,496
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 6,869,921
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of December 31, 2024
Fund's net assets	$832,993,496
Total number of portfolio holdings (excluding derivatives, if any)	85
Total investment management fees paid	$6,869,921
Portfolio turnover rate	75%

Holdings [Text Block]
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.0%
Industrials	19.3%
Consumer Discretionary	15.7%
Financials	12.0%
Health Care	9.9%
Energy	4.5%
Utilities	2.9%
Communication Services	2.6%
Consumer Staples	2.4%
Real Estate	0.7%
Materials	0.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks were modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.
For more complete information, you may review the Fund’s current prospectus dated April 29, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at hartfordfunds.com/reports‑hls, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks were modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.

Material Fund Change Risks Change [Text Block]
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks were modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated April 29, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at hartfordfunds.com/reports‑hls, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hls
C000008618 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Capital Appreciation HLS Fund
Class Name	Class IA
Trading Symbol	HIACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Capital Appreciation HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$74	0.67%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 74	[9]
Expense Ratio, Percent	0.67%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the twelve-month period ending December 31, 2024. Financial markets adjusted to expectations of fewer interest rate cuts by the U.S. Federal Reserve (Fed) amid persistent inflation, sustained economic growth and a resilient labor market supporting consumer spending. Despite strong first-quarter results, the labor market cooled with reduced hiring and fewer job openings. Concerns about slowing economic activity and a cooling labor market led the (Fed) to implement a 50 basis point interest rate cut in September. Stocks rallied in November following Donald Trump’s presidential election victory, which shifted political power to the Republican Party and paved the way for major policy initiatives, including tax and spending cuts, deregulation, and nationalist trade policies. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  The Fund’s underweight allocations to the Healthcare and Consumer Discretionary sectors and overweight allocation to the Communication Services sector contributed to relative results.
  Security selection within the Information Technology and Communication Services sectors contributed to relative performance.
  Top individual contributors over the period were an overweight position in Apple (Information Technology), not holding Intel (Information Technology), and an out-of-benchmark position in ARM Holdings (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by selection within the Consumer Staples, Consumer Discretionary, and Financials sectors.
  An underweight allocation to the Information Technology sector and overweight exposures to the Materials and Real Estate sectors detracted from relative performance.
  From a factor style perspective, the Fund’s underweight exposure to stocks with higher momentum detracted from relative performance.
  The largest individual detractors over the period were overweight positions in American Tower (Real Estate) and Nike (Consumer Discretionary), as well as an underweight position in NVIDIA (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IA	21.19%	11.50%	10.61%
Russell 3000 Index	23.81%	13.86%	12.55%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,759,915,745
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 24,128,372
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of December 31, 2024
Fund's net assets	$3,759,915,745
Total number of portfolio holdings (excluding derivatives, if any)	157
Total investment management fees paid	$24,128,372
Portfolio turnover rate	72%

Holdings [Text Block]
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.4%
Financials	12.4%
Consumer Discretionary	11.3%
Communication Services	10.7%
Health Care	9.7%
Industrials	8.0%
Consumer Staples	5.8%
Materials	3.4%
Energy	3.3%
Real Estate	2.3%
Utilities	1.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008619 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Capital Appreciation HLS Fund
Class Name	Class IB
Trading Symbol	HIBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Capital Appreciation HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$102	0.92%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 102	[10]
Expense Ratio, Percent	0.92%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the twelve-month period ending December 31, 2024. Financial markets adjusted to expectations of fewer interest rate cuts by the U.S. Federal Reserve (Fed) amid persistent inflation, sustained economic growth and a resilient labor market supporting consumer spending. Despite strong first-quarter results, the labor market cooled with reduced hiring and fewer job openings. Concerns about slowing economic activity and a cooling labor market led the (Fed) to implement a 50 basis point interest rate cut in September. Stocks rallied in November following Donald Trump’s presidential election victory, which shifted political power to the Republican Party and paved the way for major policy initiatives, including tax and spending cuts, deregulation, and nationalist trade policies. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  The Fund’s underweight allocations to the Healthcare and Consumer Discretionary sectors and overweight allocation to the Communication Services sector contributed to relative results.
  Security selection within the Information Technology and Communication Services sectors contributed to relative performance.
  Top individual contributors over the period were an overweight position in Apple (Information Technology), not holding Intel (Information Technology), and an out-of-benchmark position in ARM Holdings (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by selection within the Consumer Staples, Consumer Discretionary, and Financials sectors.
  An underweight allocation to the Information Technology sector and overweight exposures to the Materials and Real Estate sectors detracted from relative performance.
  From a factor style perspective, the Fund’s underweight exposure to stocks with higher momentum detracted from relative performance.
  The largest individual detractors over the period were overweight positions in American Tower (Real Estate) and Nike (Consumer Discretionary), as well as an underweight position in NVIDIA (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IB	20.90%	11.22%	10.33%
Russell 3000 Index	23.81%	13.86%	12.55%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,759,915,745
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 24,128,372
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of December 31, 2024
Fund's net assets	$3,759,915,745
Total number of portfolio holdings (excluding derivatives, if any)	157
Total investment management fees paid	$24,128,372
Portfolio turnover rate	72%

Holdings [Text Block]
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.4%
Financials	12.4%
Consumer Discretionary	11.3%
Communication Services	10.7%
Health Care	9.7%
Industrials	8.0%
Consumer Staples	5.8%
Materials	3.4%
Energy	3.3%
Real Estate	2.3%
Utilities	1.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000141206 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Capital Appreciation HLS Fund
Class Name	Class IC
Trading Symbol	HCPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Capital Appreciation HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IC	$129	1.17%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 129	[11]
Expense Ratio, Percent	1.17%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the twelve-month period ending December 31, 2024. Financial markets adjusted to expectations of fewer interest rate cuts by the U.S. Federal Reserve (Fed) amid persistent inflation, sustained economic growth and a resilient labor market supporting consumer spending. Despite strong first-quarter results, the labor market cooled with reduced hiring and fewer job openings. Concerns about slowing economic activity and a cooling labor market led the (Fed) to implement a 50 basis point interest rate cut in September. Stocks rallied in November following Donald Trump’s presidential election victory, which shifted political power to the Republican Party and paved the way for major policy initiatives, including tax and spending cuts, deregulation, and nationalist trade policies. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  The Fund’s underweight allocations to the Healthcare and Consumer Discretionary sectors and overweight allocation to the Communication Services sector contributed to relative results.
  Security selection within the Information Technology and Communication Services sectors contributed to relative performance.
  Top individual contributors over the period were an overweight position in Apple (Information Technology), not holding Intel (Information Technology), and an out-of-benchmark position in ARM Holdings (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by selection within the Consumer Staples, Consumer Discretionary, and Financials sectors.
  An underweight allocation to the Information Technology sector and overweight exposures to the Materials and Real Estate sectors detracted from relative performance.
  From a factor style perspective, the Fund’s underweight exposure to stocks with higher momentum detracted from relative performance.
  The largest individual detractors over the period were overweight positions in American Tower (Real Estate) and Nike (Consumer Discretionary), as well as an underweight position in NVIDIA (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IC shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IC	20.60%	10.95%	10.06%
Russell 3000 Index	23.81%	13.86%	12.55%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,759,915,745
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 24,128,372
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of December 31, 2024
Fund's net assets	$3,759,915,745
Total number of portfolio holdings (excluding derivatives, if any)	157
Total investment management fees paid	$24,128,372
Portfolio turnover rate	72%

Holdings [Text Block]
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.4%
Financials	12.4%
Consumer Discretionary	11.3%
Communication Services	10.7%
Health Care	9.7%
Industrials	8.0%
Consumer Staples	5.8%
Materials	3.4%
Energy	3.3%
Real Estate	2.3%
Utilities	1.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008622 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Ultrashort Bond HLS Fund
Class Name	Class IA
Trading Symbol	HUBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Ultrashort Bond HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$46	0.45%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 46	[12]
Expense Ratio, Percent	0.45%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Most United States (U.S.) fixed income credit sectors including Investment Grade Corporates and Securitized Credit generated positive total returns during the trailing twelve months ending December 31, 2024, as coupon income and spread tightening helped offset the impact of rising U.S. Treasury yields. Most spread sectors produced positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies, with higher-yielding sectors leading the outperformance. Intermediate and longer-term U.S. interest rates increased while short term rates declined as the Federal Open Market Committee (FOMC) embarked on a rate cutting cycle causing the yield curve to steepen by the end of the period. Fund performance described below is relative to the Fund’s performance index, the Bloomberg Short Treasury 9-12 Month Index, for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to structured finance sectors was the primary contributor to relative performance. An out-of-benchmark allocation to Asset-Backed Securities (ABS), particularly Autos and Equipment, contributed significantly to relative performance. Additionally, the Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) also had a positive impact.
  Corporate credit positioning contributed to relative performance, led by positioning in Financials and Industrials. Within Financials, positioning in Banking and Insurance were key contributors, while positioning in Energy contributed within Industrials.
Top Detractors to Performance
  The Fund’s yield curve positioning detracted from relative performance. The Fund’s underweight to the front end of yield curve and overweight to longer maturities negatively impacted returns as Treasury yields rose during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IA	5.20%	2.26%	1.78%
Bloomberg Short Treasury 9-12 Month Index	5.05%	2.24%	1.76%
Bloomberg US Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 527,964,640
Holdings Count | Holding	359
Advisory Fees Paid, Amount	$ 2,187,324
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of December 31, 2024
Fund's net assets	$527,964,640
Total number of portfolio holdings (excluding derivatives, if any)	359
Total investment management fees paid	$2,187,324
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	34.4%
Corporate Bonds	21.8%
U.S. Government Securities	18.7%
U.S. Government Agencies^	4.0%
Municipal Bonds	0.3%
Short-Term Investments	20.3%
Other Assets & Liabilities	0.5%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000008623 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Ultrashort Bond HLS Fund
Class Name	Class IB
Trading Symbol	HUBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Ultrashort Bond HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$72	0.70%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 72	[13]
Expense Ratio, Percent	0.70%	[13]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Most United States (U.S.) fixed income credit sectors including Investment Grade Corporates and Securitized Credit generated positive total returns during the trailing twelve months ending December 31, 2024, as coupon income and spread tightening helped offset the impact of rising U.S. Treasury yields. Most spread sectors produced positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies, with higher-yielding sectors leading the outperformance. Intermediate and longer-term U.S. interest rates increased while short term rates declined as the Federal Open Market Committee (FOMC) embarked on a rate cutting cycle causing the yield curve to steepen by the end of the period. Fund performance described below is relative to the Fund’s performance index, the Bloomberg Short Treasury 9-12 Month Index, for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to structured finance sectors was the primary contributor to relative performance. An out-of-benchmark allocation to Asset-Backed Securities (ABS), particularly Autos and Equipment, contributed significantly to relative performance. Additionally, the Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) also had a positive impact.
  Corporate credit positioning contributed to relative performance, led by positioning in Financials and Industrials. Within Financials, positioning in Banking and Insurance were key contributors, while positioning in Energy contributed within Industrials.
Top Detractors to Performance
  The Fund’s yield curve positioning detracted from relative performance. The Fund’s underweight to the front end of yield curve and overweight to longer maturities negatively impacted returns as Treasury yields rose during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IB	4.91%	2.01%	1.52%
Bloomberg Short Treasury 9-12 Month Index	5.05%	2.24%	1.76%
Bloomberg US Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 527,964,640
Holdings Count | Holding	359
Advisory Fees Paid, Amount	$ 2,187,324
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of December 31, 2024
Fund's net assets	$527,964,640
Total number of portfolio holdings (excluding derivatives, if any)	359
Total investment management fees paid	$2,187,324
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	34.4%
Corporate Bonds	21.8%
U.S. Government Securities	18.7%
U.S. Government Agencies^	4.0%
Municipal Bonds	0.3%
Short-Term Investments	20.3%
Other Assets & Liabilities	0.5%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000008626 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Company HLS Fund
Class Name	Class IA
Trading Symbol	HIASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Small Company HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$85	0.80%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 85	[14]
Expense Ratio, Percent	0.80%	[14]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the twelve-month period ending December 31, 2024, with the S&P 500 reaching new highs, driven by the performance of a select group of artificial intelligence (AI) related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  Security selection within the Healthcare, Energy, and Consumer Staples sectors contributed positively to relative performance.
  An overweight to the Industrials sector, not holding securities in the Utilities sector, and an underweight allocation to the Materials sector contributed to relative performance.
  Top individual contributors over the period were an overweight position in PROCEPT BioRobotics (Healthcare) and out-of-benchmark positions in Viper Energy (Energy) and Celsius Holdings (Consumer Discretionary).
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, detracted from relative performance mainly driven by the Fund’s underweight allocations to the Information Technology and Consumer Staples sectors.
  Security selection within the Information Technology, Communication Services, and Materials sectors detracted from relative results during the period.
  The largest individual detractors over the period were not holding Super Micro Computer (Information Technology), and out-of-benchmark positions in DoubleVerify (Information Technology) and Five9 (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IA	12.00%	7.36%	8.28%
Russell 2000 Growth Index	15.15%	6.86%	8.09%
Russell 3000 Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 426,729,696
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 3,266,450
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of December 31, 2024
Fund's net assets	$426,729,696
Total number of portfolio holdings (excluding derivatives, if any)	116
Total investment management fees paid	$3,266,450
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	27.6%
Industrials	24.8%
Information Technology	17.5%
Consumer Discretionary	9.7%
Financials	7.3%
Communication Services	3.1%
Energy	3.1%
Real Estate	3.1%
Materials	2.2%
Consumer Staples	1.3%
Short-Term Investments	1.3%
Other Assets & Liabilities	(1.0)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008627 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Company HLS Fund
Class Name	Class IB
Trading Symbol	HDMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Small Company HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$111	1.05%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 111	[15]
Expense Ratio, Percent	1.05%	[15]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the twelve-month period ending December 31, 2024, with the S&P 500 reaching new highs, driven by the performance of a select group of artificial intelligence (AI) related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  Security selection within the Healthcare, Energy, and Consumer Staples sectors contributed positively to relative performance.
  An overweight to the Industrials sector, not holding securities in the Utilities sector, and an underweight allocation to the Materials sector contributed to relative performance.
  Top individual contributors over the period were an overweight position in PROCEPT BioRobotics (Healthcare) and out-of-benchmark positions in Viper Energy (Energy) and Celsius Holdings (Consumer Discretionary).
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, detracted from relative performance mainly driven by the Fund’s underweight allocations to the Information Technology and Consumer Staples sectors.
  Security selection within the Information Technology, Communication Services, and Materials sectors detracted from relative results during the period.
  The largest individual detractors over the period were not holding Super Micro Computer (Information Technology), and out-of-benchmark positions in DoubleVerify (Information Technology) and Five9 (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IB	11.61%	7.07%	8.00%
Russell 2000 Growth Index	15.15%	6.86%	8.09%
Russell 3000 Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 426,729,696
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 3,266,450
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of December 31, 2024
Fund's net assets	$426,729,696
Total number of portfolio holdings (excluding derivatives, if any)	116
Total investment management fees paid	$3,266,450
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	27.6%
Industrials	24.8%
Information Technology	17.5%
Consumer Discretionary	9.7%
Financials	7.3%
Communication Services	3.1%
Energy	3.1%
Real Estate	3.1%
Materials	2.2%
Consumer Staples	1.3%
Short-Term Investments	1.3%
Other Assets & Liabilities	(1.0)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008628 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Stock HLS Fund
Class Name	Class IA
Trading Symbol	HSTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Stock HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$53	0.51%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 53	[16]
Expense Ratio, Percent	0.51%	[16]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the twelve-month period ending December 31, 2024, with the S&P 500 reaching new highs, driven by the performance of a select group of artificial intelligence (AI) related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda. Fund performance described below is relative to the Russell 1000 Index for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  Security selection within the Materials, Communication Services, and Healthcare sectors contributed positively to relative performance.
  The Fund’s underweight allocation to the Energy sector contributed to relative performance.
  Top individual contributors over the period were an overweight position in American Express (Financials), a new position in Apple (Information Technology) and not holding benchmark constituent, Intel (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Consumer Discretionary, Industrials, and Information Technology sectors.
  The largest individual detractors over the period were not owning NVIDIA (Information Technology), an overweight position in Nike (Consumer Discretionary), and an out-of-benchmark position in Canadian National Railway (Industrials).
  Sector allocation, a result of our bottom-up stock selection process, was also a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare sector and underweight allocation to the Information Technology sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IA	8.74%	9.25%	10.43%
Russell 1000 Index	24.51%	14.28%	12.87%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,281,798,512
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 6,498,021
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of December 31, 2024
Fund's net assets	$1,281,798,512
Total number of portfolio holdings (excluding derivatives, if any)	44
Total investment management fees paid	$6,498,021
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	18.9%
Industrials	16.6%
Information Technology	16.0%
Financials	13.9%
Consumer Staples	13.5%
Consumer Discretionary	11.2%
Materials	4.7%
Real Estate	1.9%
Communication Services	1.7%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008629 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Stock HLS Fund
Class Name	Class IB
Trading Symbol	HIBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Stock HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$79	0.76%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 79	[17]
Expense Ratio, Percent	0.76%	[17]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the twelve-month period ending December 31, 2024, with the S&P 500 reaching new highs, driven by the performance of a select group of artificial intelligence (AI) related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda. Fund performance described below is relative to the Russell 1000 Index for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  Security selection within the Materials, Communication Services, and Healthcare sectors contributed positively to relative performance.
  The Fund’s underweight allocation to the Energy sector contributed to relative performance.
  Top individual contributors over the period were an overweight position in American Express (Financials), a new position in Apple (Information Technology) and not holding benchmark constituent, Intel (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Consumer Discretionary, Industrials, and Information Technology sectors.
  The largest individual detractors over the period were not owning NVIDIA (Information Technology), an overweight position in Nike (Consumer Discretionary), and an out-of-benchmark position in Canadian National Railway (Industrials).
  Sector allocation, a result of our bottom-up stock selection process, was also a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare sector and underweight allocation to the Information Technology sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IB	8.47%	8.98%	10.16%
Russell 1000 Index	24.51%	14.28%	12.87%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,281,798,512
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 6,498,021
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of December 31, 2024
Fund's net assets	$1,281,798,512
Total number of portfolio holdings (excluding derivatives, if any)	44
Total investment management fees paid	$6,498,021
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	18.9%
Industrials	16.6%
Information Technology	16.0%
Financials	13.9%
Consumer Staples	13.5%
Consumer Discretionary	11.2%
Materials	4.7%
Real Estate	1.9%
Communication Services	1.7%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008630 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Total Return Bond HLS Fund
Class Name	Class IA
Trading Symbol	HIABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Total Return Bond HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$52	0.51%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 52	[18]
Expense Ratio, Percent	0.51%	[18]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Most United States (U.S.) fixed income credit sectors including Investment Grade Corporates, High Yield, and Securitized Credit generated positive total returns during the trailing twelve months ending December 31, 2024, as coupon income and spread tightening helped offset the impact of rising U.S. Treasury yields. Most spread sectors produced positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies, with higher-yielding and emerging market sectors leading the outperformance. Global sovereign yields rose, and yield curves steepened across most regions outside of Asia by the end of the period. Geopolitical tensions rose in Europe and the Middle East, amplified further by uncertainty following the Republican sweep in the U.S. elections and President-elect Donald Trump’s economic plans. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to structured finance sectors had a positive impact on results. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor. An overweight to agency MBS pass-throughs also had a positive impact. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS) and Collateralized Loan Obligations (CLOs) contributed positively to relative performance.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield credit aided results, led by industrials. Security selection within investment credit also benefited performance.
  Overall duration and yield curve positioning was the top positive contributor to relative results. The use of emerging market credit default swaps had a neutral impact.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  An overall underweight in investment grade industrial corporates detracted from relative results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IA	2.33%	0.28%	1.97%
Bloomberg US Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,724,145,553
Holdings Count | Holding	1,437
Advisory Fees Paid, Amount	$ 8,354,211
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of December 31, 2024
Fund's net assets	$1,724,145,553
Total number of portfolio holdings	1,437
Total investment management fees paid	$8,354,211
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	50%

Holdings [Text Block]
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	41.2%
Corporate Bonds	23.7%
U.S. Government Securities	21.9%
Asset & Commercial Mortgage-Backed Securities	18.2%
Foreign Government Obligations	3.0%
Municipal Bonds	1.3%
Preferred Stocks	0.1%
Common Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.8%
Other Assets & Liabilities	(10.2)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000008631 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Total Return Bond HLS Fund
Class Name	Class IB
Trading Symbol	HBNBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Total Return Bond HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$77	0.76%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 77	[19]
Expense Ratio, Percent	0.76%	[19]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Most United States (U.S.) fixed income credit sectors including Investment Grade Corporates, High Yield, and Securitized Credit generated positive total returns during the trailing twelve months ending December 31, 2024, as coupon income and spread tightening helped offset the impact of rising U.S. Treasury yields. Most spread sectors produced positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies, with higher-yielding and emerging market sectors leading the outperformance. Global sovereign yields rose, and yield curves steepened across most regions outside of Asia by the end of the period. Geopolitical tensions rose in Europe and the Middle East, amplified further by uncertainty following the Republican sweep in the U.S. elections and President-elect Donald Trump’s economic plans. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to structured finance sectors had a positive impact on results. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor. An overweight to agency MBS pass-throughs also had a positive impact. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS) and Collateralized Loan Obligations (CLOs) contributed positively to relative performance.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield credit aided results, led by industrials. Security selection within investment credit also benefited performance.
  Overall duration and yield curve positioning was the top positive contributor to relative results. The use of emerging market credit default swaps had a neutral impact.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  An overall underweight in investment grade industrial corporates detracted from relative results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IB	2.07%	0.02%	1.72%
Bloomberg US Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,724,145,553
Holdings Count | Holding	1,437
Advisory Fees Paid, Amount	$ 8,354,211
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of December 31, 2024
Fund's net assets	$1,724,145,553
Total number of portfolio holdings	1,437
Total investment management fees paid	$8,354,211
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	50%

Holdings [Text Block]
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	41.2%
Corporate Bonds	23.7%
U.S. Government Securities	21.9%
Asset & Commercial Mortgage-Backed Securities	18.2%
Foreign Government Obligations	3.0%
Municipal Bonds	1.3%
Preferred Stocks	0.1%
Common Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.8%
Other Assets & Liabilities	(10.2)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000008634 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Disciplined Equity HLS Fund
Class Name	Class IA
Trading Symbol	HIAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Disciplined Equity HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$66	0.59%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 66	[20]
Expense Ratio, Percent	0.59%	[20]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the twelve-month period ending December 31, 2024, with the S&P 500 Index reaching new highs, driven by the performance of a select group of artificial intelligence (AI) related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.  Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Information Technology, Healthcare, and Communication Services sectors.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology) and GE Vernova (Industrials) and not owning benchmark constituent Intel (Information Technology).
  Underweight allocations to the Energy, Materials, and Consumer Staples sectors were additive to relative results.
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare sector and underweights to the Information Technology and Financials sectors.
  Weak security selection within the Consumer Staples, Consumer Discretionary, and Energy sectors detracted from relative results.
  The largest individual detractors over the period were overweight positions in Estee Lauder (Consumer Staples) and CDW (Information Technology), and an underweight position in Tesla (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IA	25.37%	12.79%	12.70%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,982,324,711
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 16,647,833
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of December 31, 2024
Fund's net assets	$2,982,324,711
Total number of portfolio holdings (excluding derivatives, if any)	72
Total investment management fees paid	$16,647,833
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	31.8%
Consumer Discretionary	12.0%
Financials	12.0%
Health Care	12.0%
Communication Services	9.7%
Industrials	8.4%
Consumer Staples	4.5%
Utilities	3.2%
Energy	2.9%
Materials	1.7%
Real Estate	1.7%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000008635 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Disciplined Equity HLS Fund
Class Name	Class IB
Trading Symbol	HBGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Disciplined Equity HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$95	0.84%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 95	[21]
Expense Ratio, Percent	0.84%	[21]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the twelve-month period ending December 31, 2024, with the S&P 500 Index reaching new highs, driven by the performance of a select group of artificial intelligence (AI) related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.  Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Information Technology, Healthcare, and Communication Services sectors.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology) and GE Vernova (Industrials) and not owning benchmark constituent Intel (Information Technology).
  Underweight allocations to the Energy, Materials, and Consumer Staples sectors were additive to relative results.
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare sector and underweights to the Information Technology and Financials sectors.
  Weak security selection within the Consumer Staples, Consumer Discretionary, and Energy sectors detracted from relative results.
  The largest individual detractors over the period were overweight positions in Estee Lauder (Consumer Staples) and CDW (Information Technology), and an underweight position in Tesla (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IB	25.10%	12.51%	12.42%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,982,324,711
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 16,647,833
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of December 31, 2024
Fund's net assets	$2,982,324,711
Total number of portfolio holdings (excluding derivatives, if any)	72
Total investment management fees paid	$16,647,833
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	31.8%
Consumer Discretionary	12.0%
Financials	12.0%
Health Care	12.0%
Communication Services	9.7%
Industrials	8.4%
Consumer Staples	4.5%
Utilities	3.2%
Energy	2.9%
Materials	1.7%
Real Estate	1.7%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000221440 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Disciplined Equity HLS Fund
Class Name	Class IC
Trading Symbol	HLSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Disciplined Equity HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IC	$122	1.09%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 122	[22]
Expense Ratio, Percent	1.09%	[22]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the twelve-month period ending December 31, 2024, with the S&P 500 Index reaching new highs, driven by the performance of a select group of artificial intelligence (AI) related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.  Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Information Technology, Healthcare, and Communication Services sectors.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology) and GE Vernova (Industrials) and not owning benchmark constituent Intel (Information Technology).
  Underweight allocations to the Energy, Materials, and Consumer Staples sectors were additive to relative results.
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare sector and underweights to the Information Technology and Financials sectors.
  Weak security selection within the Consumer Staples, Consumer Discretionary, and Energy sectors detracted from relative results.
  The largest individual detractors over the period were overweight positions in Estee Lauder (Consumer Staples) and CDW (Information Technology), and an underweight position in Tesla (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IC shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IC	24.76%	12.23%	12.14%
S&P 500 Index	25.02%	14.53%	13.10%

Performance Inception Date	Sep. 18, 2020
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,982,324,711
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 16,647,833
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of December 31, 2024
Fund's net assets	$2,982,324,711
Total number of portfolio holdings (excluding derivatives, if any)	72
Total investment management fees paid	$16,647,833
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	31.8%
Consumer Discretionary	12.0%
Financials	12.0%
Health Care	12.0%
Communication Services	9.7%
Industrials	8.4%
Consumer Staples	4.5%
Utilities	3.2%
Energy	2.9%
Materials	1.7%
Real Estate	1.7%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000008636 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dividend and Growth HLS Fund
Class Name	Class IA
Trading Symbol	HIADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Dividend and Growth HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$70	0.66%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 70	[23]
Expense Ratio, Percent	0.66%	[23]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the twelve-month period ending December 31, 2024, with the S&P 500 Index reaching new highs, driven by the performance of a select group of artificial intelligence (AI) related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.  Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  Security selection within the Financials, Utilities, and Industrials sectors contributed positively to relative performance.
  The Fund’s overweight allocation to the Financials sector contributed to relative performance.
  Top individual contributors over the period were overweight allocations to Wells Fargo (Financials), Micron Technology (Information Technology) and Constellation Energy (Utilities).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance during the period, driven by weak selection within the Information Technology, Materials, and Communication Services sectors.
  The largest individual detractors over the period were not owning NVIDIA (Information Technology), an underweight allocation to Broadcom (Information Technology), and an overweight allocation to Celanese (Materials)
  Sector allocation, a result of our bottom-up stock selection process, was also a detractor from relative performance during the period due to the Fund’s underweight allocation to the Information Technology sector and overweight allocation to the Energy sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IA	12.67%	10.75%	10.55%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Value Index	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,288,765,231
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 21,909,493
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of December 31, 2024
Fund's net assets	$3,288,765,231
Total number of portfolio holdings (excluding derivatives, if any)	75
Total investment management fees paid	$21,909,493
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	19.1%
Financials	18.0%
Health Care	14.0%
Industrials	11.1%
Communication Services	7.0%
Consumer Staples	6.7%
Energy	6.1%
Utilities	5.8%
Consumer Discretionary	5.1%
Materials	2.8%
Real Estate	2.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008637 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dividend and Growth HLS Fund
Class Name	Class IB
Trading Symbol	HDGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Dividend and Growth HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$97	0.91%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 97	[24]
Expense Ratio, Percent	0.91%	[24]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the twelve-month period ending December 31, 2024, with the S&P 500 Index reaching new highs, driven by the performance of a select group of artificial intelligence (AI) related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.  Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  Security selection within the Financials, Utilities, and Industrials sectors contributed positively to relative performance.
  The Fund’s overweight allocation to the Financials sector contributed to relative performance.
  Top individual contributors over the period were overweight allocations to Wells Fargo (Financials), Micron Technology (Information Technology) and Constellation Energy (Utilities).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance during the period, driven by weak selection within the Information Technology, Materials, and Communication Services sectors.
  The largest individual detractors over the period were not owning NVIDIA (Information Technology), an underweight allocation to Broadcom (Information Technology), and an overweight allocation to Celanese (Materials)
  Sector allocation, a result of our bottom-up stock selection process, was also a detractor from relative performance during the period due to the Fund’s underweight allocation to the Information Technology sector and overweight allocation to the Energy sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IB	12.42%	10.48%	10.28%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Value Index	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,288,765,231
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 21,909,493
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of December 31, 2024
Fund's net assets	$3,288,765,231
Total number of portfolio holdings (excluding derivatives, if any)	75
Total investment management fees paid	$21,909,493
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	19.1%
Financials	18.0%
Health Care	14.0%
Industrials	11.1%
Communication Services	7.0%
Consumer Staples	6.7%
Energy	6.1%
Utilities	5.8%
Consumer Discretionary	5.1%
Materials	2.8%
Real Estate	2.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000249287 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Growth HLS Fund
Class Name	Class IA
Trading Symbol	HISCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Small Cap Growth HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$69	0.65%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 69	[25]
Expense Ratio, Percent	0.65%	[25]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the twelve-month period ending December 31, 2024, with the S&P 500 Index reaching new highs, driven by the performance of a select group of artificial intelligence (AI) related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance over the period due to the Fund’s overweight allocation to the Information Technology sector, a lack of exposure to the Utilities sector, and an underweight allocation to the Energy sector.
  Security selection within the Industrials, Financials, and Consumer Staples sectors contributed positively to performance.
  Top individual contributors over the period were overweight positions in FTAI Aviation (Industrials) and RadNet (Healthcare) and an out-of-benchmark position in Freshpet (Consumer Staples).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance, driven by weak selection within the Information Technology, Communication Services, and Consumer Discretionary sectors.
  The largest individual detractors over the period were underweight positions in MicroStrategy (Information Technology) and Rocket Labs USA (Industrials) and not owning Sprouts Farmers Market (Consumer Staples).
  Underweight allocations to the Consumer Staples and Communication Services sectors and an overweight allocation to the Consumer Discretionary sector detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IA	13.12%	5.84%	7.89%
Russell 2000 Growth Index	15.15%	6.86%	8.09%
Russell 3000 Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 564,312,441
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 4,687,126
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of December 31, 2024
Fund's net assets	$564,312,441
Total number of portfolio holdings (excluding derivatives, if any)	164
Total investment management fees paid	$4,687,126
Portfolio turnover rate	69%

Holdings [Text Block]
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	24.3%
Industrials	24.0%
Information Technology	19.5%
Consumer Discretionary	10.0%
Financials	9.5%
Materials	3.9%
Consumer Staples	3.0%
Real Estate	2.4%
Energy	2.3%
Communication Services	0.4%
Short-Term Investments	1.2%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000249288 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Growth HLS Fund
Class Name	Class IB
Trading Symbol	HBSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Small Cap Growth HLS Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$96	0.90%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 96	[26]
Expense Ratio, Percent	0.90%	[26]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the twelve-month period ending December 31, 2024, with the S&P 500 Index reaching new highs, driven by the performance of a select group of artificial intelligence (AI) related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended December 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance over the period due to the Fund’s overweight allocation to the Information Technology sector, a lack of exposure to the Utilities sector, and an underweight allocation to the Energy sector.
  Security selection within the Industrials, Financials, and Consumer Staples sectors contributed positively to performance.
  Top individual contributors over the period were overweight positions in FTAI Aviation (Industrials) and RadNet (Healthcare) and an out-of-benchmark position in Freshpet (Consumer Staples).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance, driven by weak selection within the Information Technology, Communication Services, and Consumer Discretionary sectors.
  The largest individual detractors over the period were underweight positions in MicroStrategy (Information Technology) and Rocket Labs USA (Industrials) and not owning Sprouts Farmers Market (Consumer Staples).
  Underweight allocations to the Consumer Staples and Communication Services sectors and an overweight allocation to the Consumer Discretionary sector detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class IB	12.84%	5.58%	7.62%
Russell 2000 Growth Index	15.15%	6.86%	8.09%
Russell 3000 Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 564,312,441
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 4,687,126
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of December 31, 2024
Fund's net assets	$564,312,441
Total number of portfolio holdings (excluding derivatives, if any)	164
Total investment management fees paid	$4,687,126
Portfolio turnover rate	69%

Holdings [Text Block]
Graphical Representation of Holdings as of December 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	24.3%
Industrials	24.0%
Information Technology	19.5%
Consumer Discretionary	10.0%
Financials	9.5%
Materials	3.9%
Consumer Staples	3.0%
Real Estate	2.4%
Energy	2.3%
Communication Services	0.4%
Short-Term Investments	1.2%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

[1]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[2]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[3]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[4]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[5]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level
[6]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[7]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[8]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[9]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[10]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[11]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[12]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[13]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[14]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[15]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[16]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[17]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[18]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[19]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[20]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[21]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[22]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[23]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[24]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[25]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[26]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.